                                         As filed pursuant to Rule 497 under the
                                         Securities Act of 1933 Registration No.
                                         333-92396 and 811-07727








                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
                      SEASONS SELECT (II) VARIABLE ANNUITY
                      SEASONS TRIPLE ELITE VARIABLE ANNUITY
                        SEASONS ADVISOR VARIABLE ANNUITY
                      SEASONS ADVISOR (II) VARIABLE ANNUITY
                         PROSPECTUS DATED JULY 29, 2003
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Under the heading "FOCUSED PORTFOLIOS" on page 1 of each prospectus, the following should be added:

         BARON CAPITAL MANAGEMENT, INC.

Under the heading "FOCUSED PORTFOLIOS" and the subheading "FOCUS TECHNET" in the INVESTMENT OPTIONS section of each Prospectus, the following should be added:

         BARON CAPITAL MANAGEMENT, INC.

Dated:  September 11, 2003











                Please keep this Supplement with your Prospectus






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